Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Cost
Beginning Balance	$ 743
Ending Balance	1,494	$ 743
Net carrying amounts
Property and equipment	1,494	743
Cost
Cost
Beginning Balance	1,462	1,355
Additions	1,141	115
Disposals	(263)	(8)
Ending Balance	2,340	1,462
Net carrying amounts
Property and equipment	2,340	1,462
Accumulated depreciation
Accumulated depreciation
Beginning Balance	719	490
Depreciation	390	237
Disposals	(263)	(8)
Ending Balance	846	719
Computer equipment
Cost
Beginning Balance	144
Ending Balance	167	144
Net carrying amounts
Property and equipment	167	144
Computer equipment | Cost
Cost
Beginning Balance	373	272
Additions	180	106
Disposals	(263)	(5)
Ending Balance	290	373
Net carrying amounts
Property and equipment	290	373
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	229	162
Depreciation	157	72
Disposals	(263)	(5)
Ending Balance	123	229
Laboratory equipment
Cost
Beginning Balance	38
Ending Balance	905	38
Net carrying amounts
Property and equipment	905	38
Laboratory equipment | Cost
Cost
Beginning Balance	107	107
Additions	961
Ending Balance	1,068	107
Net carrying amounts
Property and equipment	1,068	107
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	69	50
Depreciation	94	19
Ending Balance	163	69
Office furniture and equipment
Cost
Beginning Balance	175
Ending Balance	137	175
Net carrying amounts
Property and equipment	137	175
Office furniture and equipment | Cost
Cost
Beginning Balance	332	334
Additions		1
Disposals		(3)
Ending Balance	332	332
Net carrying amounts
Property and equipment	332	332
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	157	114
Depreciation	38	46
Disposals		(3)
Ending Balance	195	157
Leasehold improvements
Cost
Beginning Balance	386
Ending Balance	285	386
Net carrying amounts
Property and equipment	285	386
Leasehold improvements | Cost
Cost
Beginning Balance	650	642
Additions		8
Ending Balance	650	650
Net carrying amounts
Property and equipment	650	650
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Beginning Balance	264	164
Depreciation	101	100
Ending Balance	$ 365	$ 264